BARON DISCOVERY FUND
Baron Discovery Fund
Investment Goal
The investment goal of Baron Discovery Fund (the “Fund”) is capital appreciation through investments primarily in securities of small-sized growth companies.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BARON DISCOVERY FUND		Management Fee	Distribution (12b-1) Fee	Other Expenses	Total Annual Fund Operating Expenses	Expense Waivers	Total Annual Fund Operating Expenses After Expense Waivers
Retail Shares	[1]	1.00%	0.25%	0.91%	2.16%	(0.81%)	1.35%	[2]
Institutional Shares	[1]	1.00%	none	0.91%	1.91%	(0.81%)	1.10%	[2]
[1]	Based on the fiscal year ended September 30, 2014.
[2]	BAMCO, Inc. ("BAMCO" or the "Adviser") has agreed that for so long as it serves as the adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (expenses such as portfolio transaction costs, interest, dividend and extraordinary expenses are not subject to the operating expense limitation) to 1.35% of average daily net assets of Retail Shares and 1.10% of average daily net assets of Institutional Shares.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same at 1.35% for the Retail Shares and 1.10% for the Institutional Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example BARON DISCOVERY FUND (USD $)	1	3	5	10
Retail Shares	137	428	739	1,624
Institutional Shares	112	350	606	1,340

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2014, the Fund’s portfolio turnover rate was 109.40% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
The Fund invests primarily in equity securities in the form of common stock of small-sized growth companies with market capitalizations of less than $1.5 billion at the time of purchase selected for their capital appreciation potential. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation. We anticipate that the weighted average market capitalization will be at or below that of the Russell 2000 Growth Index.

Effective February 20, 2015, the principal investment strategy of Baron Discovery Fund is as follows:

The Fund invests primarily in equity securities in the form of common stock of small-sized growth companies. The Adviser defines small-sized companies as those, at the time of purchase, with market capitalizations up to the weighted median market capitalization of the Russell 2000 Growth Index at reconstitution, or companies with market capitalizations up to $1.5 billion, whichever is larger. At the last reconstitution by Russell on June 30, 2014, the weighted median market cap of the Russell 2000 Growth Index was $1.77 billion. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation.
Principal Risks of Investing in the Fund
General Stock Market.  Investing in the stock market is risky because securities fluctuate in value. These fluctuations may be due to political, economic or general market circumstances. Other factors may affect a single company or industry but not the broader market. Because the values of securities fluctuate, when you sell your investment in the Fund, you may lose money. Current and future portfolio holdings in the Fund are subject to risk.

Small-Sized Companies.  The Adviser believes there is more potential for capital appreciation in small-sized companies, but there also may be more risk. Securities of small-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small-sized companies rely more on the skills of management and on their continued tenure. Investing in small-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Special Situations.  The Funds may invest in “special situations.” A special situation arises when, in the opinion of the Adviser, the securities of a company will be recognized and appreciate in value due to a specific anticipated development at that company. Such developments might include a new product, a management change, an acquisition or a technological advancement. The risk of investing in special situations is that the anticipated development does not occur or its impact is not what the Adviser expected.

Growth Investing. Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing the Fund’s performance for its first full calendar year of operations and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling 1-800-99BARON (1-800-992-2766).
Year by Year Total Return (%) as of December 31 of Each Year (Retail Shares)

Best Quarter:	12/31/14: 13.36%
Worst Quarter:	9/30/14: (9.60%)

Average Annual Total Returns (for periods ended 12/31/14)
The table below shows the Fund’s Retail Shares’ annual returns and long-term performance (before and after taxes) and the change in value of broad-based market indexes over various periods ended December 31, 2014. The table also shows the average annual returns of the Fund’s Institutional Shares, but it does not show after-tax returns.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund’s shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.

Average Annual Total Returns for the periods ended December 31, 2014
Average Annual Total Returns BARON DISCOVERY FUND	1 year	5 years	10 years	Since Inception	Inception Date
Retail Shares	13.45%			25.17%	Sep. 30, 2013
Retail Shares Return after taxes on distributions	13.45%			25.17%	Sep. 30, 2013
Retail Shares Return after taxes on distributions and sale of Fund shares	7.61%			19.31%	Sep. 30, 2013
Institutional Shares	13.80%			25.48%	Sep. 30, 2013
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	5.60%			11.23%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	13.69%			20.03%

The Russell 2000® Growth Index is an unmanaged index of U.S. small-cap growth companies. The S&P 500 Index is an unmanaged index of larger-cap companies.